Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FRANKLIN TAX FREE TRUST
Prospectus Date		rr_ProspectusDate	Aug. 26, 2015
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund
Risk/Return:		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To provide investors with as high a level of income exempt from federal income taxes and from state personal income taxes, as is consistent with prudent investment management and the preservation of shareholders’ capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 100 in the Fund's Prospectus and under “Buying and Selling Shares” on page 43 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.42% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	0.42%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, the Fund normally invests at least 80% of its net assets in securities whose interest is free from state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund focuses on the municipal securities of U.S. territories, such as Puerto Rico, Guam and the U.S. Virgin Islands. Because of the Fund’s historical focus on Puerto Rico municipal securities, the Fund’s portfolio may consist to a large extent of such securities.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund is a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Puerto Rico and U.S. Territories

Because the Fund focuses on the municipal securities of U.S. territories, events in territories such as Puerto Rico, Guam and the U.S. Virgin Islands are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to a territory's municipal issuers. As with Puerto Rico, Guam and the U.S. Virgin Islands municipal securities, events in any of the other territories where the Fund is invested may affect the Fund's investments and its performance.

Puerto Rico and its municipal issuers have continued to experience significant financial difficulties, which have created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances, including budget deficits, underfunded pensions, high unemployment, a decline in population, significant debt service obligations, liquidity issues, and reduced access to financial markets. Credit rating firms have repeatedly downgraded Puerto Rico’s general obligation debt, along with the ratings of certain related Puerto Rico issuers, further below investment grade. Although recent Puerto Rico legislation that would have allowed certain Puerto Rico public corporations to seek protection from creditors and to restructure their debt should they become insolvent has been ruled unconstitutional, Puerto Rico has petitioned the U.S. Supreme Court to review this ruling, and Puerto Rico continues to seek the expansion of Chapter 9 bankruptcy eligibility to Puerto Rico. The governor of Puerto Rico has publicly called for a restructuring of Puerto Rico debt obligations and certain other Puerto Rico issuers continue to negotiate with creditors for a financial restructuring. In addition, a Puerto Rico agency recently failed to make a full scheduled debt payment. A restructuring of some or all of the commonwealth's debt, or a further decline in market prices of Puerto Rico debt obligations, may affect the Fund’s investments and its performance.

Because the Fund has historically invested primarily in Puerto Rico municipal securities, the Fund’s portfolio may consist to a large extent of such securities. These holdings may fluctuate more in value, be harder to sell and value, and be subject to greater credit risk than investment grade securities. Although the Fund is closed to new investments, it still must invest any net cash generated through the maturity or sale of portfolio holdings and dividend and capital gain reinvestments. If the Fund is unable to find sufficient Puerto Rico or other U.S. territory bonds that meet its investment policies, it may be unable to meet its investment goal.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of August 10, 2015, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities and durations are more sensitive to these interest rate changes.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the Internal Revenue Service, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:	Q3'09	10.06%
Worst Quarter:	Q3'13	-11.15%
As of March 31, 2015, the Fund's year-to-date return was 0.58%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.09%
Other expenses		rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.76%
1 year		rr_ExpenseExampleYear01	$ 499
3 years		rr_ExpenseExampleYear03	658
5 years		rr_ExpenseExampleYear05	829
10 years		rr_ExpenseExampleYear10	$ 1,327
2005		rr_AnnualReturn2005	3.92%
2006		rr_AnnualReturn2006	5.18%
2007		rr_AnnualReturn2007	1.38%
2008		rr_AnnualReturn2008	(12.97%)
2009		rr_AnnualReturn2009	23.06%
2010		rr_AnnualReturn2010	3.37%
2011		rr_AnnualReturn2011	11.75%
2012		rr_AnnualReturn2012	3.25%
Annual Return 2013		rr_AnnualReturn2013	(17.31%)
Annual Return 2014		rr_AnnualReturn2014	10.24%
Year to Date Return, Label		rr_YearToDateReturnLabel	As of March 31, 2015, the Fund's year-to-date return was 0.58%.
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	10.06%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(11.15%)
Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses		rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.32%
1 year		rr_ExpenseExampleYear01	$ 234
3 years		rr_ExpenseExampleYear03	418
5 years		rr_ExpenseExampleYear05	723
10 years		rr_ExpenseExampleYear10	1,590
1 Year		rr_ExpenseExampleNoRedemptionYear01	134
3 Years		rr_ExpenseExampleNoRedemptionYear03	418
5 Years		rr_ExpenseExampleNoRedemptionYear05	723
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,590
Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.67%
1 year		rr_ExpenseExampleYear01	$ 68
3 years		rr_ExpenseExampleYear03	214
5 years		rr_ExpenseExampleYear05	373
10 years		rr_ExpenseExampleYear10	$ 835
Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund | Return Before Taxes | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Franklin Double Tax-Free Income Fund
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	5.54%
Past 5 years		rr_AverageAnnualReturnYear05	0.80%
Past 10 years		rr_AverageAnnualReturnYear10	2.13%
Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund | Return Before Taxes | Class C
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	8.62%
Past 5 years		rr_AverageAnnualReturnYear05	1.10%
Past 10 years		rr_AverageAnnualReturnYear10	2.01%
Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund | Return Before Taxes | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	10.33%
Past 5 years		rr_AverageAnnualReturnYear05	1.78%
Past 10 years		rr_AverageAnnualReturnYear10	2.64%
Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund | After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Franklin Double Tax-Free Income Fund
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year		rr_AverageAnnualReturnYear01	5.54%
Past 5 years		rr_AverageAnnualReturnYear05	0.80%
Past 10 years		rr_AverageAnnualReturnYear10	2.13%
Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Franklin Double Tax-Free Income Fund
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year		rr_AverageAnnualReturnYear01	5.56%
Past 5 years		rr_AverageAnnualReturnYear05	1.70%
Past 10 years		rr_AverageAnnualReturnYear10	2.66%
Franklin Tax-Free Trust - TF1-13 | Franklin Double Tax-Free Income Fund | Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	9.05%
Past 5 years		rr_AverageAnnualReturnYear05	5.16%
Past 10 years		rr_AverageAnnualReturnYear10	4.74%

[1]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.